Transactions and Balances Between Group and its Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gold Fields Group Companies [Member] | Administration Services [Member]
Related Party Transaction [Line Items]
Income from services rendered	$ 3.5	$ 8.5	$ 9.1
Gold Fields Group Companies [Member] | Security Services [Member]
Related Party Transaction [Line Items]
Income from services rendered	3.6	3.5	3.5
Gold Fields Group Companies [Member] | Training Services [Member]
Related Party Transaction [Line Items]
Income from services rendered	1.7	1.8	1.6
Gold Fields Group Companies [Member] | Medical Services [Member]
Related Party Transaction [Line Items]
Income from services rendered	2.0	2.0	2.1
GFGS [Member]
Related Party Transaction [Line Items]
Expenditure	1.3	8.1	6.8
Accounts receivable		15.7
Accounts payable		4.4
Rand Refinery Limited [Member]
Related Party Transaction [Line Items]
Expenditure	1.3	1.6	1.7
South Deep Mine [Member]
Related Party Transaction [Line Items]
Accounts receivable		33.9
Gold Fields Ghana [Member]
Related Party Transaction [Line Items]
Accounts receivable		6.9
Other Gold Fields Group Companies [Member]
Related Party Transaction [Line Items]
Accounts receivable		7.4
GFLMS [Member]
Related Party Transaction [Line Items]
Loans payable		$ 1,996.3